UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Scottsdale, LC
Address: 8777 N. Gainey Center Dr., Ste 220, Scottsdale, AZ 85258
Form 13F File Number: 028-XXXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Scottsdale, LC
Scottsdale, Arizona
April 5, 2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: $100,085(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                  VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED   NONE
------------------------------ ------- -------- -------- -------- --- ---- ------- ------- ------ -------- ------
Apache Corp.                   COM     037411105     3966   50517 SH       SOLE             50517
3M CO                          COM     88579Y101      736    6925 SH       SOLE              4675            2250
ACCENTURE PLC-CL A             ADR     G1151C101       76    1000 SH       SOLE              1000
AFLAC INC                      COM     001055102      104    2000 SH       SOLE              2000
APPLE INC                      COM     037833100       89     200 SH       SOLE               200
ASCENT CAPITAL GROUP INC-A     COM     043632108        3      46 SH       SOLE                46
AT&T INC                       COM     00206R102      544   14826 SH       SOLE              8326            6500
AUTOMATIC DATA PROCESSING      COM     053015103       34     525 SH       SOLE               525
AVERY DENNISON CORP            COM     053611109      103    2400 SH       SOLE              2400
BANK OF NEW YORK MELLON CORP   COM     064058100      112    4000 SH       SOLE              4000
BERKSHIRE HATHAWAY INC-CL B    COM     084670702      214    2050 SH       SOLE              1300             750
BEST BUY CO INC                COM     086516101      115    5200 SH       SOLE              5200
CANON INC-SPONS ADR            ADR     138006309      193    5250 SH       SOLE              5250
CARDINAL HEALTH INC            COM     14149Y108       37     900 SH       SOLE               900
CAREFUSION CORP                COM     14170T101       16     450 SH       SOLE               450
CARNIVAL CORP                  COM     143658300       86    2500 SH       SOLE              2500
CHEVRON CORP                   COM     166764100      119    1000 SH       SOLE              1000
CINTAS CORP                    COM     172908105       66    1500 SH       SOLE              1500
CISCO SYSTEMS INC              COM     17275R102      142    6800 SH       SOLE              6800
COCA-COLA CO/THE               COM     191216100      206    5100 SH       SOLE              3100            2000
CONOCOPHILLIPS                 COM     20825C104       57     950 SH       SOLE               950
CONSUMER STAPLES SPDR          ETF     81369Y308      330    8290 SH       SOLE              8290
CVS CAREMARK CORP              COM     126650100       88    1600 SH       SOLE              1600
DAVITA HEALTHCARE PARTNERS I   COM     23918K108       71     600 SH       SOLE               600
DIAGEO PLC-SPONSORED ADR       ADR     25243Q205       44     350 SH       SOLE               350
DISCOVERY COMMUNICATIONS-A     COM     25470F104       37     466 SH       SOLE               466
DISCOVERY COMMUNICATIONS-C     COM     25470F302       32     466 SH       SOLE               466
DUKE ENERGY CORP               COM     26441C204       46     638 SH       SOLE               638
EMERSON ELECTRIC CO            COM     291011104       42     750 SH       SOLE               750
ENERGY SELECT SECTOR SPDR      ETF     81369Y506      278    3500 SH       SOLE              3500
ENGILITY HOLDINGS INC          COM     29285W104        6     249 SH       SOLE               249
EXELIS INC                     COM     30162A108       16    1500 SH       SOLE              1500
EXXON MOBIL CORP               COM     30231G102      135    1500 SH       SOLE                              1500
FINANCIAL SELECT SECTOR SPDR   ETF     81369Y605      122    6700 SH       SOLE              6700
FRONTIER COMMUNICATIONS CORP   COM     35906A108        1     234 SH       SOLE               234
GDF SUEZ-SPON ADR              ADR     36160B105        1      40 SH       SOLE                40
GENERAL ELECTRIC CO            COM     369604103      198    8550 SH       SOLE              6050            2500
HEALTH CARE SELECT SECTOR      ETF     81369Y209      287    6250 SH       SOLE              6250
HONEYWELL INTERNATIONAL INC    COM     438516106       96    1275 SH       SOLE              1275
ILLINOIS TOOL WORKS            COM     452308109      134    2200 SH       SOLE              2200
INGERSOLL-RAND PLC             ADR     G47791101      165    3000 SH       SOLE              3000
INTEL CORP                     COM     458140100       72    3300 SH       SOLE              1800            1500
INTERPUBLIC GROUP OF COS INC   COM     460690100        2     125 SH       SOLE               125
INTL BUSINESS MACHINES CORP    COM     459200101      320    1500 SH       SOLE              1500
INTL FLAVORS & FRAGRANCES      COM     459506101       54     700 SH       SOLE               700
ISHARES CORE S&P MIDCAP ETF    ETF     464287507    18975  164896 SH       SOLE            164185             711
ISHARES CORE S&P SMALL-CAP E   ETF     464287804    19265  221288 SH       SOLE            220084            1204
ISHARES DJ SELECT DIVIDEND     ETF     464287168      249    3925 SH       SOLE              3925
ISHARES MSCI EAFE INDEX FUND   ETF     464287465      480    8137 SH       SOLE              5137            3000
ISHARES MSCI EMU               ETF     464286608      201    6150 SH       SOLE              3150            3000
ISHARES RUSSELL MIDCAP VALUE   ETF     464287473      430    7539 SH       SOLE              7539
ITT CORP                       COM     450911201       21     750 SH       SOLE               750
JACOBS ENGINEERING GROUP INC   COM     469814107      152    2700 SH       SOLE              2700
JOHNSON & JOHNSON              COM     478160104      614    7525 SH       SOLE              5525            2000
KIMBERLY-CLARK CORP            COM     494368103       98    1000 SH       SOLE              1000
L-3 COMMUNICATIONS HOLDINGS    COM     502424104      121    1500 SH       SOLE              1500
LEHMAN BROTHERS HOLDINGS INC   COM     524908100        0     600 SH       SOLE               600
LIBERTY INTERACTIVE CORP-A     COM     53071M104       38    1754 SH       SOLE              1754
LIBERTY VENTURES - SER A       COM     53071M880        7      87 SH       SOLE                87
M & T BANK CORP                COM     55261F104       62     600 SH       SOLE               600
MARRIOTT INTERNATIONAL -CL A   COM     571903202      205    4850 SH       SOLE              4850
MARRIOTT VACATIONS WORLD       COM     57164Y107       21     484 SH       SOLE               484
MEDTRONIC INC                  COM     585055106      141    3000 SH       SOLE              3000
MICROSOFT CORP                 COM     594918104      318   11100 SH       SOLE              9600            1500
MONDELEZ INTERNATIONAL INC-A   COM     609207105       46    1500 SH       SOLE              1500
Namic Insurance Company Inc.   COM     62989*105       21      93 SH       SOLE                93
NEENAH PAPER INC               COM     640079109        2      60 SH       SOLE                60
NESTLE SA-SPONS ADR FOR REG    ADR     641069406      453    6250 SH       SOLE              6250
NEXTERA ENERGY INC             COM     65339F101      103    1325 SH       SOLE              1325
NORTHERN TRUST CORP            COM     665859104      314    5750 SH       SOLE              5750
NOVARTIS AG-ADR                ADR     66987V109      214    3000 SH       SOLE              3000
PEPSICO INC                    COM     713448108      101    1275 SH       SOLE              1275
PFIZER INC                     COM     717081103       87    3000 SH       SOLE                              3000
POWERSHARES FTSE RAFI US 1K    ETF     73935X583      894   12751 SH       SOLE             12751
PROCTER & GAMBLE CO/THE        COM     742718109      308    4000 SH       SOLE              4000
QUALCOMM INC                   COM     747525103      201    3000 SH       SOLE              3000
SCHLUMBERGER LTD               COM     806857108       75    1000 SH       SOLE                              1000
SPDR S&P 500 ETF TRUST         ETF     78462F103    25103  160349 SH       SOLE            156425            3924
SPDR S&P DIVIDEND ETF          ETF     78464A763    19163  290394 SH       SOLE            286424            3970
SPDR S&P MIDCAP 400 ETF TRST   ETF     78467Y107      682    3250 SH       SOLE              1750            1500
SPECTRA ENERGY CORP            COM     847560109       29     957 SH       SOLE               957
TARGET CORP                    COM     87612E106      382    5575 SH       SOLE              5575
TIME WARNER INC                COM     887317303       48     833 SH       SOLE                               833
TJX COMPANIES INC              COM     872540109       56    1200 SH       SOLE              1200
UNITED PARCEL SERVICE-CL B     COM     911312106      266    3100 SH       SOLE              3100
UNITEDHEALTH GROUP INC         COM     91324P102      538    9400 SH       SOLE              9400
US BANCORP                     COM     902973304      254    7500 SH       SOLE              7500
VANGUARD FTSE ALL-WORLD EX-U   ETF     922042775     2443   52686 SH       SOLE             52686
VANGUARD FTSE EMERGING MARKE   ETF     922042858       16     375 SH       SOLE               375
VANGUARD INFO TECH ETF         ETF     92204A702      124    1700 SH       SOLE              1700
VARIAN MEDICAL SYSTEMS INC     COM     92220P105      245    3400 SH       SOLE              3400
VERIZON COMMUNICATIONS INC     COM     92343V104       48     976 SH       SOLE               976
VIACOM INC-CLASS A             COM     92553P102       63    1000 SH       SOLE              1000
VISA INC-CLASS A SHARES        COM     92826C839       59     350 SH       SOLE               350
WALGREEN CO                    COM     931422109       63    1325 SH       SOLE              1325
WASTE MANAGEMENT INC           COM     94106L109      157    4000 SH       SOLE              4000
WELLS FARGO & CO               COM     949746101      281    7600 SH       SOLE              5600            2000
XCEL ENERGY INC                COM     98389B100       92    3100 SH       SOLE              3100
XYLEM INC                      COM     98419M100       41    1500 SH       SOLE              1500
ZIMMER HOLDINGS INC            COM     98956P102       90    1200 SH       SOLE              1200